Investments (Tables)	12 Months Ended
Sep. 29, 2018
Investments [Abstract]
Investments	Investments consist of the following:

	September 29, 2018	September 30, 2017
Investments, equity basis	$2,768	$3,087
Investments, other	131	115
	$2,899	$3,202

Combined Financial Information for Equity Investments
The Company’s significant equity investments primarily consist of media and parks and resorts investments and include A + E (50% ownership), CTV Specialty Television, Inc. (30% ownership), Hulu (30% ownership), Seven TV (20% ownership), Vice (21% effective ownership including A+E ownership) and Villages Nature (50% ownership). A summary of combined financial information for equity investments is as follows:

Results of Operations:	2018	2017	2016

Revenues	$9,085	$8,122	$7,416
Net income	(152)	857	1,855

Balance Sheet	September 29, 2018	September 30, 2017	October 1, 2016

Current assets	$4,542	$4,623	$4,801
Non-current assets	9,998	10,047	8,906
	$14,540	$14,670	$13,707
Current liabilities	$3,197	$2,852	$2,018
Non-current liabilities	4,840	5,056	4,531
Redeemable preferred stock	1,362	1,123	583
Shareholders’ equity	5,141	5,639	6,575
	$14,540	$14,670	$13,707